Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 1,316	$ 1,215
Income (Loss) from Equity Method Investments		154	124
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		1,316	1,215
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			13
Other Liabilities, Noncurrent		686	609
Other Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		40	18
Income (Loss) from Equity Method Investments		4	2
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		40	18
Labrador-Island Link Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		534	492
Income (Loss) from Equity Method Investments		$ 42	37
Equity Method Investment, Ownership Percentage		49.50%
Equity Method Investment, Summarized Financial Information [Abstract]
Indirect Ownership Percentage By Parent		24.90%
Equity Method Investments		$ 534	492
NSP Maritime Link Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		545	510
Income (Loss) from Equity Method Investments		$ 45	36
Equity Method Investment, Ownership Percentage		100.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 545	510
Maritimes and Northeast Pipline [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		155	156
Income (Loss) from Equity Method Investments		$ 22	23
Equity Method Investment, Ownership Percentage		12.90%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 155	156
Saint Lucia Electricity Services Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		42	39
Income (Loss) from Equity Method Investments		$ 3	3
Equity Method Investment, Ownership Percentage		19.10%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments		$ 42	39
Bear Swamp Power Company Limited Liability Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		0	0
Income (Loss) from Equity Method Investments		$ 38	23
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	$ 179
Equity Method Investments		$ 0	0
Other Liabilities, Noncurrent		$ 172	$ 188